Share-based compensation - Summary of Option Activity (Detail) - $ / shares	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Share-based Payment Arrangement [Abstract]
Number of shares under option plan, Beginning balance	4,265,958
Number of shares under option plan, Granted	555,000
Number of shares under option plan, Exercised	(100,724)
Number of shares under option plan, Forfeited	(165,333)
Number of shares under option plan, Ending balance	4,554,901	4,265,958
Number of shares under option plan, Exercisable at June 30, 2022	3,368,195
Number of shares under option plan, Vested and expected to vest at June 30,2022	4,554,901
Weighted-average exercise price per option, Beginning balance	$ 4.73
Weighted-average exercise price per option, Granted	9.59
Weighted-average exercise price per option, Exercised	1.89
Weighted-average exercise price per option, Forfeited	7.34
Weighted-average exercise price per option, Ending balance	5.34	$ 4.73
Weighted-average exercise price per option, Exercisable at June 30, 2022	3.72
Weighted- average exercise price per option Vested and expected to vest at June 30, 2022	$ 5.34
Weighted- Average Remaining Contractual Life (years)	8 years 1 month 6 days	8 years 2 months 12 days
Weighted- average remaining contractual life Exercisable at June 30, 2022	7 years
Weighted- average remaining contractual life Vested and expected to vest at June 30, 2022	8 years 1 month 6 days